Other Non-Current Assets	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Non-Current Assets
9.
OTHER NON-CURRENT ASSETS

Other non-current assets consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Employee loans(1)	28,215	21,717
Rental deposits(2)	3,932	3,773
Others	1,013	829
Total	33,160	26,319
(1)
In 2019, the Group approved an employee benefit program under which eligible employees can apply for loans from the Group at prevailing interest rates. Upon maturity, the loans can be repaid by cash or the Company's ordinary shares held by those employees based on prevailing market price at the settlement date.
(2)
The amount represented office and enrollment centers’ rental deposits under the lease contracts, which are not refundable within one year.